Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP-001	Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 2,037,739,259
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	574,579,272
EBP, Self-Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	1,195,784,220
EBP, Employer, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	262,702,858
Fidelity institutional cash - U.S. government fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 4,672,909